UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02675

Putnam Tax Exempt Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Municipal Income ETF
Class A [PTAEX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Municipal Income ETF (previously known as Putnam Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Franklin Municipal Income ETF returned 0.21%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight cash
↓	Underweight AAA rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate contracts to manage its duration and yield curve exposure, which contributed modestly to performance.
Franklin Municipal Income ETF	PAGE 1	38905-ATSA-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	0.21	0.91	2.26
Class A (with sales charge)	-3.80	0.08	1.85
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$517,440,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	294
Total Management Fee Paid	$2,326,466
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Municipal Income ETF	PAGE 2	38905-ATSA-1125

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Garrett Hamilton, Benjamin Barber, James Conn, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the  ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Municipal Income ETF	PAGE 3	38905-ATSA-1125

Franklin Municipal Income ETF
Class C [PTECX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Municipal Income ETF (previously known as Putnam Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Franklin Municipal Income ETF returned -0.53%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight cash
↓	Underweight AAA rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate contracts to manage its duration and yield curve exposure, which contributed modestly to performance.
Franklin Municipal Income ETF	PAGE 1	38905-ATSC-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	-0.53	0.16	1.65
Class C (with sales charge)	-1.50	0.16	1.65
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$517,440,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	294
Total Management Fee Paid	$2,326,466
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Municipal Income ETF	PAGE 2	38905-ATSC-1125

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Garrett Hamilton, Benjamin Barber, James Conn, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the  ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Municipal Income ETF	PAGE 3	38905-ATSC-1125

Franklin Municipal Income ETF
Class R6 [PEXTX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Municipal Income ETF (previously known as Putnam Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Franklin Municipal Income ETF returned 0.49%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight cash
↓	Underweight AAA rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate contracts to manage its duration and yield curve exposure, which contributed modestly to performance.
Franklin Municipal Income ETF	PAGE 1	38905-ATSR6-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	0.49	1.18	2.51
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$517,440,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	294
Total Management Fee Paid	$2,326,466
Portfolio Turnover Rate	11%
Franklin Municipal Income ETF	PAGE 2	38905-ATSR6-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Garrett Hamilton, Benjamin Barber, James Conn, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the  ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal Income ETF	PAGE 3	38905-ATSR6-1125

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Municipal Income ETF	PAGE 4	38905-ATSR6-1125

Franklin Municipal Income ETF
Class Y [PTEYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Franklin Municipal Income ETF (previously known as Putnam Tax Exempt Income Fund) for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Franklin Municipal Income ETF returned 0.47%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 1.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight allocation to BBB rated bonds
↑	Security selection in A rated bonds

Top detractors from performance:
↓	Overweight overall duration
↓	Overweight cash
↓	Underweight AAA rated bonds
Use of derivatives and the impact on performance:
The Fund utilized interest rate contracts to manage its duration and yield curve exposure, which contributed modestly to performance.
Franklin Municipal Income ETF	PAGE 1	38905-ATSY-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	0.47	1.16	2.50
Bloomberg Municipal Bond Index	1.39	0.86	2.34
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$517,440,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	294
Total Management Fee Paid	$2,326,466
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Municipal Income ETF	PAGE 2	38905-ATSY-1125

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are Garrett Hamilton, Benjamin Barber, James Conn, Francisco Rivera and Daniel Workman.
Effective July 21, 2025, any front-end sales charges applicable to purchases of Fund shares and any CDSC applicable to redemptions of Fund shares will be waived.
At a meeting held on May 16, 2025, the Board of Trustees of the Fund (the “Board”) approved the conversion of the Fund into an exchange-traded fund through the reorganization of the Fund with and into a newly-organized series of Putnam ETF Trust, to be named “Franklin Municipal Income ETF” (the “ETF”).
Pursuant to an Agreement and Plan of Reorganization approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the  ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. The reorganization for the Fund is currently expected to occur on or about October 24, 2025. On the applicable date, the shareholders of the Fund will become shareholders of the ETF, and will no longer be shareholders of the Fund.
Effective August 22, 2025, the Fund stopped accepting purchase orders from new investors for any class other than Class R6 shares. Effective September 4, 2025, the Fund stopped accepting purchase orders from new investors for Class R6 shares. Effective October 16, 2025, the Fund will not accept purchase orders for any class from any investor.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Municipal Income ETF	PAGE 3	38905-ATSY-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $65,253 in September 30, 2024 and $56,656 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,732 in September 30, 2024 and $12,886 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $489,647 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Municipal
Income ETF
(formerly, Putnam Tax Exempt Income Fund)
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 18
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 33
Tax Information 34
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Putnam Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.98 $7.28 $7.31 $8.85 $8.68
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.26 0.24 0.19 0.19
Net realized and unrealized gains (losses) ........... (0.26) 0.69 (0.03) (1.38) 0.17
Total from investment operations .................... 0.01 0.95 0.21 (1.19) 0.36
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.24) (0.19) (0.19)
Net realized gains ............................. — — — (0.16) —
Total distributions ............................... (0.26) (0.25) (0.24) (0.35) (0.19)
Net asset value, end of year ....................... $7.73 $7.98 $7.28 $7.31 $8.85
Total return
c
................................... 0.21% 13.19% 2.76% (13.83)% 4.14%
Ratios to average net assets
Expenses
d
.................................... 0.93% 0.92% 0.94% 0.83% 0.80%
Net investment income ........................... 3.49% 3.33% 3.16% 2.29% 2.11%
Supplemental data
Net assets , end of year (000’s) ..................... $448,621 $527,777 $524,411 $569,476 $768,286
Portfolio turnover rate ............................ 11% 35% 38% 57% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.00 $7.31 $7.33 $8.87 $8.70
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.20 0.18 0.13 0.12
Net realized and unrealized gains (losses) ........... (0.26) 0.68 (0.02) (1.38) 0.17
Total from investment operations .................... (0.05) 0.88 0.16 (1.25) 0.29
Less distributions from:
Net investment income .......................... (0.20) (0.19) (0.18) (0.13) (0.12)
Net realized gains ............................. — — — (0.16) —
Total distributions ............................... (0.20) (0.19) (0.18) (0.29) (0.12)
Net asset value, end of year ....................... $7.75 $8.00 $7.31 $7.33 $8.87
Total return
c
................................... (0.53)% 12.17% 2.13% (14.44)% 3.36%
Ratios to average net assets
Expenses
d
.................................... 1.68% 1.67% 1.69% 1.58% 1.55%
Net investment income ........................... 2.74% 2.58% 2.41% 1.53% 1.37%
Supplemental data
Net assets , end of year (000’s) ..................... $1,992 $4,625 $6,802 $9,532 $15,362
Portfolio turnover rate ............................ 11% 35% 38% 57% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.99 $7.30 $7.32 $8.86 $8.69
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.28 0.26 0.21 0.21
Net realized and unrealized gains (losses) ........... (0.26) 0.68 (0.02) (1.38) 0.17
Total from investment operations .................... 0.03 0.96 0.24 (1.17) 0.38
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.26) (0.21) (0.21)
Net realized gains ............................. — — — (0.16) —
Total distributions ............................... (0.28) (0.27) (0.26) (0.37) (0.21)
Net asset value, end of year ....................... $7.74 $7.99 $7.30 $7.32 $8.86
Total return .................................... 0.49% 13.34% 3.20% (13.58)% 4.42%
Ratios to average net assets
Expenses
c
..................................... 0.65% 0.64% 0.66% 0.56% 0.54%
Net investment income ........................... 3.76% 3.60% 3.43% 2.53% 2.36%
Supplemental data
Net assets , end of year (000’s) ..................... $8,514 $8,646 $6,925 $3,337 $5,569
Portfolio turnover rate ............................ 11% 35% 38% 57% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.00 $7.31 $7.33 $8.87 $8.70
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.28 0.26 0.21 0.21
Net realized and unrealized gains (losses) ........... (0.26) 0.68 (0.02) (1.38) 0.17
Total from investment operations .................... 0.03 0.96 0.24 (1.17) 0.38
Less distributions from:
Net investment income .......................... (0.28) (0.27) (0.26) (0.21) (0.21)
Net realized gains ............................. — — — (0.16) —
Total distributions ............................... (0.28) (0.27) (0.26) (0.37) (0.21)
Net asset value, end of year ....................... $7.75 $8.00 $7.31 $7.33 $8.87
Total return .................................... 0.47% 13.29% 3.16% (13.57)% 4.40%
Ratios to average net assets
Expenses
c
..................................... 0.68% 0.67% 0.69% 0.58% 0.55%
Net investment income ........................... 3.74% 3.57% 3.41% 2.52% 2.35%
Supplemental data
Net assets , end of year (000’s) ..................... $58,314 $73,560 $62,506 $69,590 $137,025
Portfolio turnover rate ............................ 11% 35% 38% 57% 34%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Tax Exempt Income Fund
Schedule of Investments, September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 103.4%
Alabama 0.5%
a
Black Belt Energy Gas District , Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ... $ 2,500,000 $ 2,508,436
Alaska 1.7%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/39 ...................... 2,575,000 2,469,606
b
Tanana Chiefs Conference Project , Revenue , 2019 A , 4% , 10/01/44 ............ 6,930,000 6,276,694
8,746,300
Arizona 2.8%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/51 ............. 2,000,000 1,634,303
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/61 ............. 2,120,000 1,651,132
c
Somerset Academy of Las Vegas , Revenue , 144A, 2021 A , 4% , 12/15/51 ........ 700,000 534,904
City of Phoenix Civic Improvement Corp. , State of Arizona Distribution , Revenue , 2005
B , NATL Insured , 5.5% , 7/01/43 ....................................... 1,000,000 1,162,060
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 3,500,000 3,375,448
Industrial Development Authority of the City of Phoenix Arizona (The) ,
c
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
7/01/35 ........................................................ 100,000 100,005
GreatHearts Arizona Obligated Group , Revenue , 2014 A , 5% , 7/01/44 .......... 1,000,000 999,949
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/36 . 1,010,000 1,010,185
c
Industrial Development Authority of the County of Yavapai (The) , Arizona Agribusiness
and Equine Center, Inc. , Revenue , 144A, 2012 , 5% , 3/01/32 ................. 200,000 200,066
Maricopa County Industrial Development Authority ,
GreatHearts Arizona Obligated Group , Revenue , 2017 C , 5% , 7/01/48 .......... 600,000 600,408
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 350,000 351,172
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 250,000 250,083
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5.5% , 12/01/29 ..................................... 1,900,000 2,050,926
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 500,000 537,141
14,457,782
California 6.9%
c
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 850,000 703,764
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 5,975,000 3,984,375
California Municipal Finance Authority , Terry Manor Senior Housing LP , Revenue , 2024
A , FNMA Insured , 4.2% , 8/01/40 ...................................... 3,565,000 3,552,563
c
California Pollution Control Financing Authority , Channelside Water Resources LP ,
Revenue , 144A, 2012 , 5% , 11/21/45 ................................... 3,500,000 3,490,172
c
City & County of San Francisco , Community Facilities District No. 2016-1 Improvement
Area No. 2 , Special Tax , 144A, 2022 A , 4% , 9/01/42 ........................ 2,000,000 1,827,365
City of Los Angeles ,
Community Facilities District No. 11 , Special Tax , 2021 , 4% , 9/01/46 ............ 1,460,000 1,282,782
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/46 .......... 5,000 5,476
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/35 ............. 1,500,000 1,515,535
c
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% ,
4/01/57 ........................................................ 1,600,000 1,126,124
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 2,350,000 1,558,405
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 4,300,000 2,918,422
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 3,250,000 2,271,103
FHLMC, Multi-family ML Pass-Through Certificates , 2019-ML05 , A-US , 3.4% , 1/25/36 2,960,252 2,810,684
Los Angeles Department of Water & Power , Power System , Revenue , 2022 A , 5% ,
7/01/46 ......................................................... 1,000,000 1,026,703

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... $ 800,000 $ 754,718
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 860,000 777,058
M-S-R Energy Authority , Revenue , 2009 A , 6.5% , 11/01/39 .................... 2,250,000 2,759,576
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/35 ................... 3,000,000 3,217,658
35,582,483
Colorado 4.5%
City & County of Denver ,
Airport System , Revenue , 2022 A , 5.5% , 11/15/35 ......................... 2,000,000 2,255,450
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 1,450,000 1,548,571
Airport System , Revenue , 2022 A , 5.5% , 11/15/38 ......................... 2,100,000 2,312,297
b
Airport System , Revenue , 2022 B , Refunding , 5.75% , 11/15/37 ............... 2,500,000 2,810,367
b
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/38 ............... 3,175,000 3,540,795
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 1,255,000 1,227,817
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,100,000 3,383,837
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,000,180
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 250,000 268,122
d
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , 3.42%,
9/01/34 ......................................................... 5,000,000 3,704,029
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 3.25% , 12/15/50 . 1,293,000 996,905
23,048,370
Connecticut 0.7%
Connecticut Housing Finance Authority , Revenue , 2014 B-1 , 4.1% , 11/15/39 ....... 1,685,000 1,685,140
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/34 ........ 1,500,000 1,503,710
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/34 ... 600,000 649,787
3,838,637
Delaware 0.1%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2022 A , Refunding , 4% , 6/01/42 .................. 730,000 610,564
Florida 4.0%
c
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.25% , 7/01/55 ............................................. 335,000 320,380
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 6.125% , 10/01/55 ..................................... 1,500,000 1,547,955
d
City of Tampa ,
State of Florida Cigarette Tax , Revenue , 2020 A , 5.02%, 9/01/42 .............. 830,000 362,479
State of Florida Cigarette Tax , Revenue , 2020 A , 5.32%, 9/01/49 .............. 2,250,000 651,698
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 890,000 890,140
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 800,000 822,979
Florida Development Finance Corp. ,
c
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 1,300,000 1,188,830
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 508,817
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/55 .......... 750,000 600,679

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
4% , 2/01/52 .................................................... $ 2,250,000 $ 1,861,600
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,000,000 951,865
Lakewood Ranch Stewardship District , Special Assessment , 2025 , 6% , 5/01/56 ..... 525,000 535,960
Orange County Health Facilities Authority ,
b
Orlando Health Obligated Group , Revenue , 2022 , 4% , 10/01/52 ............... 7,265,000 6,231,388
Orlando Health Obligated Group , Revenue , 2023 A , 5% , 10/01/42 ............. 1,250,000 1,308,200
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 315,000 295,522
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 365,447
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 643,149
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 805,000 605,416
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
4.8% , 5/01/55 .................................................... 700,000 665,102
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 4% , 10/15/39 .......................... 500,000 499,015
20,856,621
Georgia 2.0%
DeKalb County Housing Authority , HADC 1086 on Montreal LLC , Revenue , 2024 ,
4% , 3/01/34 ...................................................... 5,000,000 5,007,063
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 3,300,000 3,557,486
Municipal Electric Authority of Georgia , Revenue , 2024 A , Refunding , BAM Insured ,
5.25% , 1/01/54 ................................................... 1,750,000 1,823,200
10,387,749
Hawaii 0.5%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2025 A ,
Refunding , 5% , 7/01/38 ............................................. 2,500,000 2,828,547
Idaho 0.3%
Idaho Health Facilities Authority , St. Luke's Health System Ltd. Obligated Group ,
Revenue , 2025 A , Refunding , 4.375% , 3/01/53 ............................ 1,515,000 1,390,873
Illinois 7.4%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 1,500,000 1,491,684
GO , 2021 A , 5% , 12/01/35 ........................................... 1,910,000 1,923,743
GO , 2021 A , 5% , 12/01/40 ........................................... 1,800,000 1,754,195
Chicago Housing Authority , Revenue , 2018 A , 5% , 1/01/31 .................... 4,540,000 4,735,758
Chicago O'Hare International Airport , Revenue, Senior Lien , 2022 A , 5.5% , 1/01/55 .. 3,825,000 3,962,936
City of Chicago ,
GO , 2021 A , Refunding , 4% , 1/01/36 ................................... 3,850,000 3,635,939
GO , 2025 A , 6% , 1/01/50 ............................................ 1,500,000 1,562,540
Illinois Finance Authority ,
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 500,000 471,838
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 725,000 665,712
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,500,000 1,265,205
University of Illinois , Revenue , 2023 A , 5% , 10/01/48 ....................... 2,500,000 2,587,561
University of Illinois , Revenue , 2023 A , 5.25% , 10/01/53 ..................... 2,500,000 2,612,352
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,900,000 2,440,254

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
St. Clair County Community Unit School District No. 187 Cahokia ,
GO , 2024 A , AG Insured , 5% , 1/01/49 .................................. $ 1,000,000 $ 1,024,468
GO , 2024 A , AG Insured , 5% , 1/01/54 .................................. 1,000,000 1,020,726
State of Illinois ,
GO , 2017 A , 5% , 12/01/31 ........................................... 2,870,000 2,988,607
GO , 2023 B , 5.25% , 5/01/40 ......................................... 2,650,000 2,813,766
GO , 2023 B , 5.25% , 5/01/41 ......................................... 1,250,000 1,319,236
38,276,520
Indiana 2.0%
Indiana Finance Authority ,
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/43 ....... 1,550,000 1,639,100
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/45 ....... 1,000,000 1,048,422
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 1,000,000 1,002,615
Indianapolis Local Public Improvement Bond Bank ,
Revenue , 2023 B , 4.125% , 2/01/52 .................................... 3,185,000 2,968,562
City of Indianapolis , Revenue , 2019 A , 5.25% , 2/01/54 ...................... 3,500,000 3,564,686
10,223,385
Iowa 0.9%
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2021
A , Refunding , 4% , 5/15/46 ........................................... 3,850,000 3,219,240
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ 1,490,000 1,558,002
4,777,242
Kentucky 1.8%
a
Kentucky Public Energy Authority , Revenue , 2020 A , Mandatory Put , 4% , 6/01/26 ... 5,000,000 5,037,900
Louisville Regional Airport Authority ,
Revenue , 2014 A , Refunding , 5% , 7/01/30 ............................... 1,000,000 1,000,736
Revenue , 2014 A , Refunding , 5% , 7/01/31 ............................... 415,000 415,274
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2016 A , Refunding , 5% , 10/01/31 ........................ 1,135,000 1,155,499
University of Kentucky , Revenue , 2024 , 5% , 10/01/43 ........................ 1,700,000 1,797,723
9,407,132
Louisiana 1.9%
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 3,250,000 3,281,006
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 2,500,000 2,596,823
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 A-3 , Refunding ,
Mandatory Put , 2.2% , 7/01/26 ........................................ 4,000,000 3,980,700
9,858,529
Maryland 0.2%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 750,000 759,454
Massachusetts 0.7%
Massachusetts Housing Finance Agency , Revenue , 2011 A , 5.1% , 12/01/30 ....... 590,000 590,639
Massachusetts Port Authority , Revenue , 2016 B , 4% , 7/01/46 .................. 3,500,000 3,157,131
3,747,770

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 1.5%
City of Detroit ,
GO , 2023 C , 6% , 5/01/43 ............................................ $ 500,000 $ 544,864
GO , B-1 , 4% , 4/01/44 ............................................... 2,137,784 1,684,286
Karegnondi Water Authority , County of Genesee , Revenue , 2018 , Refunding , 5% ,
11/01/36 ........................................................ 1,285,000 1,320,260
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,125,000 911,532
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 455,000 451,865
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 695,000 579,403
Michigan Finance Authority ,
College for Creative Studies , Revenue , 2015 , Refunding , 5% , 12/01/45 ......... 250,000 229,044
Lawrence Technological University Obligated Group , Revenue , 2017 , Refunding ,
5.25% , 2/01/32 .................................................. 1,855,000 1,876,950
Michigan State Housing Development Authority , Revenue , 2014 A , 4.45% , 10/01/34 . 100,000 100,036
7,698,240
Minnesota 0.6%
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 1,150,000 1,151,055
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group , Revenue , 2021 A , Refunding , 4% ,
7/01/31 ........................................................ 1,000,000 967,737
Benedictine Health System Obligated Group , Revenue , 2021 A , Refunding , 4% ,
7/01/36 ........................................................ 1,250,000 1,127,676
3,246,468
Mississippi 0.4%
City of Gulfport , Memorial Hospital at Gulfport Obligated Group , Revenue , 2025 , 5.5% ,
7/01/55 ......................................................... 1,875,000 1,940,161
Missouri 3.3%
Health & Educational Facilities Authority of the State of Missouri ,
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/34 .................................................... 2,000,000 1,818,708
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/40 .................................................... 2,300,000 1,863,325
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 1,400,000 1,078,582
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,750,000 1,302,959
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 2,700,000 2,708,549
City of Kansas City Airport , Revenue , 2020 A , 4% , 3/01/39 ................... 5,215,000 5,008,780
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/40 .................. 1,000,000 1,047,723
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/45 .................. 2,250,000 2,307,527
17,136,153
Nebraska 0.5%
Omaha Public Power District , Revenue , 2023 A , 5.25% , 2/01/48 ................ 2,500,000 2,643,535
Nevada 1.1%
City of Las Vegas , Special Improvement District No. 818 , Special Assessment , 2024 ,
5% , 12/01/54 ..................................................... 1,200,000 1,144,232
c
City of Sparks , Revenue, Senior Lien , 144A, 2019 A , Refunding , 2.75% , 6/15/28 .... 465,000 457,263

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
b
Las Vegas Convention & Visitors Authority , Convention Center Expansion , Revenue ,
2018 B , 5% , 7/01/43 ............................................... $ 3,900,000 $ 3,985,699
5,587,194
New Hampshire 2.7%
New Hampshire Business Finance Authority ,
Revenue , 2024-1 , A , 4.25% , 7/20/41 ................................... 1,965,405 1,909,319
a
Revenue , 2024-1 , A , Mandatory Put , 4.15% , 10/01/34 ...................... 1,500,000 1,465,678
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. 3,369,424 3,155,213
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 1,000,000 1,003,343
St. Luke's Hospital Obligated Group , Revenue , 2021 B , 4% , 8/15/39 ............ 1,100,000 1,063,236
St. Luke's Hospital Obligated Group , Revenue , 2021 B , 4% , 8/15/41 ............ 1,000,000 936,226
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 4,500,000 4,521,780
14,054,795
New Jersey 1.8%
New Jersey Economic Development Authority ,
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/37 ... 3,000,000 3,038,137
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/37 .................................................... 1,250,000 1,277,077
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.375% , 7/01/53 ...................................... 1,000,000 1,013,825
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5% , 6/01/36 .... 4,000,000 4,096,955
9,425,994
New Mexico 0.8%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 2,000,000 1,728,655
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/32 ...................................................... 2,155,000 2,156,453
3,885,108
New York 10.7%
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 10,000,000 10,519,499
New York City Housing Development Corp. ,
Revenue , 2019 J , 3.35% , 11/01/65 ..................................... 5,670,000 4,315,142
Revenue , 2020 D 1-B , Refunding , FHA Insured , 2.4% , 11/01/50 ............... 4,000,000 2,548,779
Revenue , 2020 I-1 , 2.55% , 11/01/45 .................................... 3,075,000 2,205,977
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,500,000 2,524,589
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ 5,250,000 3,858,667
b
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/54 ............................................... 7,200,000 7,350,742
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 2,000,000 1,751,380
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 3,000,000 2,497,526
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 2,000,000 1,982,789
c
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 575,000 595,340
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 825,000 879,592
Port Authority of New York & New Jersey ,
Revenue , 207th , Refunding , 5% , 9/15/29 ................................ 3,525,000 3,698,187

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
b
Revenue , 218th , 5% , 11/01/49 ........................................ $ 4,745,000 $ 4,798,676
Triborough Bridge & Tunnel Authority , Sales Tax , Revenue , 2022 A , 5.25% , 5/15/57 .. 5,600,000 5,865,984
55,392,869
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 A , 4% ,
3/01/36 ........................................................ 900,000 871,772
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 A , 4% ,
3/01/41 ........................................................ 1,050,000 950,356
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 A , 4% ,
3/01/51 ........................................................ 2,000,000 1,615,666
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/39 ................................................... 250,000 257,906
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5.125% , 10/01/54 ................................................ 1,500,000 1,489,231
5,184,931
North Dakota 0.4%
City of Grand Forks , Altru Health System Obligated Group , Revenue , 2021 , Refunding ,
AG Insured , 3% , 12/01/46 ........................................... 2,000,000 1,503,429
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 500,000 508,581
2,012,010
Ohio 2.0%
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/41 ....... 230,000 222,505
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 950,000 851,734
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/53 ...... 2,500,000 2,466,442
Confluence Community Authority , County of Franklin Economic Development ,
Revenue , 2019 , 4% , 5/01/39 ......................................... 750,000 749,615
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2012 , 5% ,
1/01/32 ......................................................... 745,000 745,784
Port of Greater Cincinnati Development Authority , Revenue, Senior Lien , 2024 A ,
Refunding , 5% , 12/01/58 ............................................ 2,740,000 2,797,149
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5.5% , 12/01/43 .............................. 145,000 130,721
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2017 A , Pre-Refunded ,
4% , 1/01/43 .................................................... 15,000 15,502
Department of Transportation , Revenue , 2015 , AG Insured , 5% , 12/31/35 ........ 1,750,000 1,750,488
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/41 455,000 411,511
10,141,451
Others 1.7%
e
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML22 , A-US ,
4.685% , 10/25/40 .................................................. 2,724,334 2,798,507
FHLMC, Multi-family VRD Certificates , Revenue , 2019-ML53 , A , 2.55% , 6/15/35 .... 6,565,000 5,841,165
8,639,672
Pennsylvania 3.7%
Allegheny County Airport Authority , Revenue , 2021 A , AG Insured , 4% , 1/01/46 ..... 3,500,000 3,111,814
Chester County Industrial Development Authority , University Student Housing LLC ,
Revenue , 2013 A , 5% , 8/01/30 ........................................ 720,000 720,332

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Indiana County Industrial Development Authority , Foundation for Indiana University of
Pennsylvania (The) , Revenue , 2022 , Refunding , BAM Insured , 4% , 5/01/54 ...... $ 1,000,000 $ 906,110
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured , 5.75% , 12/31/62 .. 2,250,000 2,374,662
Pennsylvania Turnpike Commission ,
Revenue , 2019 A , 4% , 12/01/49 ....................................... 2,160,000 1,944,653
Revenue , 2021 B , 3% , 12/01/51 ....................................... 2,000,000 1,425,987
Revenue , A , 4.9% , 12/01/44 .......................................... 5,000,000 5,041,610
Philadelphia Authority for Industrial Development ,
Independence Charter School West , Revenue , 2019 , 4% , 6/15/29 ............. 175,000 172,313
Independence Charter School West , Revenue , 2019 , 5% , 6/15/39 ............. 500,000 475,149
St. Joseph's University , Revenue , 2017 , 5% , 11/01/47 ...................... 2,350,000 2,268,212
Pittsburgh School District , GO , 2021 , 3% , 9/01/38 ........................... 1,000,000 879,642
19,320,484
Rhode Island 0.8%
Rhode Island Student Loan Authority , Revenue, Senior Lien , 2025 A , 5% , 12/01/44 .. 1,000,000 1,001,637
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 3,250,000 3,191,022
4,192,659
South Carolina 2.5%
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 1,300,000 1,198,919
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/54 ............. 5,000,000 5,278,224
South Carolina Public Service Authority ,
Revenue , 2016 A , Refunding , 5% , 12/01/36 .............................. 4,000,000 4,036,912
Revenue , 2025 B , Refunding , 5% , 12/01/46 .............................. 2,500,000 2,583,704
13,097,759
South Dakota 0.4%
County of Lincoln ,
Augustana College Association , Revenue , 2021 A , Refunding , 4% , 8/01/41 ...... 1,400,000 1,224,065
Augustana College Association , Revenue , 2021 A , Refunding , 4% , 8/01/56 ...... 1,000,000 774,333
1,998,398
Tennessee 2.7%
a
Johnson City Health & Educational Facilities Board , Roan Hill LP , Revenue , 2023 ,
Mandatory Put , 3.6% , 12/01/26 ....................................... 3,000,000 3,025,204
Knox County Health Educational & Housing Facility Board ,
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.25% ,
7/01/49 ........................................................ 1,250,000 1,290,147
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 1,000,000 1,049,196
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 1,750,000 1,834,909
a
Williamson County Industrial Development Board , ECG Wood Duck LP , Revenue ,
2023 , Mandatory Put , 5% , 5/01/27 ..................................... 6,625,000 6,767,935
13,967,391
Texas 9.0%
Arlington Higher Education Finance Corp. ,
Riverwalk Education Foundation, Inc. , Revenue , 2019 , PSF Guaranty , 4% , 8/15/44 3,600,000 3,337,314
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/60 1,000,000 955,383
c
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 1,125,000 1,102,993
Central Texas Turnpike System , Revenue, First Tier , 2020 A , Refunding , 3% , 8/15/40 3,550,000 2,993,276

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Anna , Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.875% , 9/15/51 ......................... $ 679,000 $ 690,394
City of Galveston ,
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.5% , 8/01/40 .............. 500,000 531,015
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.5% , 8/01/41 .............. 500,000 528,555
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.5% , 8/01/42 .............. 500,000 526,336
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.5% , 8/01/43 .............. 400,000 419,525
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.5% , 8/01/44 .............. 550,000 572,329
City of Irving ,
Hotel Venue Tax , Revenue , 2019 , Refunding , 5% , 8/15/31 ................... 100,000 103,794
Hotel Venue Tax , Revenue , 2019 , Refunding , 5% , 8/15/33 ................... 240,000 246,731
Hotel Venue Tax , Revenue , 2019 , Refunding , 5% , 8/15/34 ................... 300,000 308,084
Hotel Venue Tax , Revenue , 2019 , Refunding , 5% , 8/15/36 ................... 430,000 437,113
Hotel Venue Tax , Revenue , 2019 , Refunding , 5% , 8/15/39 ................... 600,000 600,383
Clifton Higher Education Finance Corp. ,
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 4.5% , 8/15/54 ................ 2,280,000 2,257,404
IDEA Public Schools , Revenue , 2021 T , PSF Guaranty , 4% , 8/15/47 ............ 1,410,000 1,302,419
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/48 ... 2,525,000 2,413,439
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 1,500,000 1,518,542
b
Grand Parkway Transportation Corp. , Tela Supported , Revenue , 2018 A , 5% , 10/01/48 4,500,000 4,564,929
Harris County Cultural Education Facilities Finance Corp. , YMCA of the Greater
Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/28 .................... 830,000 828,398
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,250,000 1,176,881
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 150,000 135,752
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/37 220,000 186,372
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/38 200,000 165,172
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 250,000 201,471
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 225,000 175,882
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/44 500,000 360,334
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/47 600,000 413,375
Lower Colorado River Authority , LCRA Transmission Services Corp. , Revenue , 2022 A ,
Refunding , 6% , 5/15/52 ............................................. 3,250,000 3,516,243
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 2,250,000 2,360,386
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 4% , 7/01/48 1,705,000 1,492,385
Westminster Manor Obligated Group , Revenue , 2021 , 4% , 11/01/55 ............ 250,000 200,640
Port Authority of Houston of Harris County Texas , Revenue, First Lien , 2023 , 5% ,
10/01/48 ........................................................ 5,745,000 5,911,202
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% , 11/15/37 ....... 2,750,000 2,774,236
c
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 1,175,000 1,084,710
46,393,397
Utah 2.5%
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/15/41 ............................................. 5,000,000 5,026,156
Utah Charter School Finance Authority ,
Utah Charter Academies , Revenue , 2018 , UT CSCE Insured , 5% , 10/15/33 ...... 420,000 431,299
Utah Charter Academies , Revenue , 2018 , UT CSCE Insured , 5% , 10/15/38 ...... 720,000 730,524
Utah Infrastructure Agency ,
Revenue , 2021 , 4% , 10/15/32 ........................................ 500,000 503,443
Revenue , 2021 , 4% , 10/15/33 ........................................ 1,225,000 1,225,049

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency, (continued)
Revenue , 2021 , 4% , 10/15/36 ........................................ $ 300,000 $ 290,790
Revenue , 2021 , 4% , 10/15/38 ........................................ 500,000 474,418
Revenue , 2021 , 4% , 10/15/41 ........................................ 500,000 454,163
Revenue , 2021 , 3% , 10/15/45 ........................................ 1,000,000 719,492
Utah State Building Ownership Authority , State of Utah , Revenue , 2022 , 5% , 5/15/41 . 2,960,000 3,165,754
13,021,088
Virginia 0.7%
Henrico County Economic Development Authority , Bon Secours Health System, Inc.
Obligated Group , Revenue , 1992 , AG Insured , ETM, 5.929% , 8/23/27 .......... 3,550,000 3,707,377
Washington 3.1%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/49 .................................................. 3,325,000 3,680,123
Port of Seattle ,
Revenue , 2022 B , Refunding , 5% , 8/01/37 ............................... 1,500,000 1,605,878
Revenue , 2022 B , Refunding , 5% , 8/01/38 ............................... 3,000,000 3,185,824
Revenue , 2022 B , Refunding , 5% , 8/01/41 ............................... 2,000,000 2,078,431
Revenue , 2022 B , Refunding , 5% , 8/01/47 ............................... 1,000,000 1,023,671
Washington State Housing Finance Commission ,
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 3,239,889 3,012,424
e
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 1,093,382 1,051,964
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/64 .................................................. 500,000 501,348
16,139,663
West Virginia 0.2%
County of Ohio ,
Tax Allocation , 2024 , Refunding , 5.25% , 6/01/44 ........................... 500,000 503,101
Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ........................... 750,000 742,071
1,245,172
Wisconsin 4.6%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 1,421,350 1,475,705
c
AMCP Franklin LLC , Revenue, Senior Lien , 144A, 2025 A-1 , 6.75% , 12/01/60 .... 900,000 910,886
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 2,000,000 1,949,740
c
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/53 ........ 2,000,000 2,000,674
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,600,000 1,639,985
c
Roseman University of Health Sciences , Revenue , 144A, 2022 , 4% , 4/01/42 ..... 830,000 713,936
c
Roseman University of Health Sciences , Revenue , 144A, 2022 , Pre-Refunded , 4% ,
4/01/42 ........................................................ 20,000 21,389
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 1,000,000 1,028,966
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 500,000 547,427
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 250,000 237,494
TrIPs Obligated Group , Revenue , 2012 B , Refunding , 5.25% , 7/01/28 .......... 340,000 340,342
c
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/56 ........................................................ 2,000,000 1,437,540
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/36 ........................................................ 7,825,000 7,944,171
Hmong American Peace Academy Ltd. , Revenue , 2020 , 5% , 3/15/50 ........... 1,375,000 1,320,725
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 2,200,000 2,330,988
23,899,968

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 5.8%
District of Columbia 5.0%
District of Columbia ,
GO , 2023 A , 5% , 1/01/45 ............................................ $ 5,000,000 $ 5,243,272
International School Obligated Group , Revenue , 2019 , 5% , 7/01/39 ............ 2,000,000 2,037,599
KIPP DC Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/37 .......... 2,500,000 2,545,769
KIPP DC Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/48 .......... 1,250,000 1,235,793
Metropolitan Washington Airports Authority ,
d
Dulles Toll Road , Revenue, Senior Lien , 2010 A , 4.71%, 10/01/37 ............. 11,000,000 6,332,954
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/36 ........ 1,490,000 1,497,265
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/37 ........ 3,140,000 3,140,047
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/44 ........ 2,055,000 1,856,516
b
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ........ 2,050,000 1,747,549
25,636,764
Puerto Rico 0.8%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 .................... 1,550,000 1,472,441
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
2,900,000 2,729,376
4,201,817
Total U.S. Territories .................................................................... 29,838,581
Total Municipal Bonds (Cost $ 548,042,685 ) .....................................
535,116,912
a a a a
Short Term Investments 1.4%
Shares
a
Management Investment Companies 1.3%
f,g
Putnam Short Term Investment Fund , Class P , 4.364% ....................... 6,471,505 6,471,505
Total Management Investment Companies (Cost $ 6,471,505 ) .....................
6,471,505
Principal
Amount
U.S. Government and Agency Securities 0.1%
d
U.S. Treasury Bills ,
h
2.01%, 10/02/25 ................................................... 400,000 399,955
3.83%, 1/20/26 ................................................... 500,000 494,119
894,074
Total U.S. Government and Agency Securities (Cost $ 894,068 ) ....................
894,074
Total Short Term Investments (Cost $ 7,365,573 ) .................................
7,365,579
a
Total Investments (Cost $ 555,408,258 ) 104.8% ..................................
$542,482,491
Floating Rate Notes Issued (5.6) % .............................................
(28,794,118)
Other Assets, less Liabilities 0.8% .............................................
3,752,197
Net Assets 100.0% ...........................................................
$517,440,570

Putnam Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1(b) .
a
The maturity date shown represents the mandatory put date.
b
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $34,834,601, representing 6.7% of net assets.
d
The rate shown represents the yield at period end.
e
The coupon rate shown represents the rate at period end.
f
See Note 3(g) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the value of this security pledged amounted to
$363,959, representing 0.1% net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Short 58 $ 6,963,625 12/19/25 $ (221,239)
Total Futures Contracts ...................................................................... $(221,239)
*
As of period end.
See Note  8  regarding other derivative information.
See A bbreviations on page 32 .

Putnam Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Tax
Exempt Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $548,936,753
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 6,471,505
Value - Unaffiliated issuers .................................................................. $536,010,986
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 6,471,505
Receivables:
Capital shares sold ........................................................................ 24,923
Dividends and interest ..................................................................... 7,602,256
Variation margin on futures contracts ........................................................... 32,625
Prepaid expenses .......................................................................... 237,658
Total assets .......................................................................... 550,379,953
Liabilities:
Payables:
Investment securities purchased .............................................................. 494,112
Capital shares redeemed ................................................................... 2,257,419
Management fees ......................................................................... 175,322
Administrative fees ........................................................................ 2,243
Distribution fees .......................................................................... 95,612
Transfer agent fees ........................................................................ 91,395
Trustees' fees and expenses ................................................................. 308,785
Floating rate notes issued ................................................................... 28,794,118
Distributions to shareholders ................................................................. 124,479
Accrued interes t (Note 1c) ................................................................... 505,513
Accrued expenses and other liabilities ........................................................... 90,385
Total liabilities ......................................................................... 32,939,383
Net assets, at value ................................................................. $517,440,570
Net assets consist of:
Paid-in capital ............................................................................. $560,339,520
Total distributable earnings (losses) ............................................................. (42,898,950)
Net assets, at value ................................................................. $517,440,570

Putnam Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Tax
Exempt Income
Fund
Class A:
Net assets, at value ....................................................................... $448,620,827
Shares outstanding ........................................................................ 58,031,816
Net asset value per share
a,b
.................................................................. $7.73
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $8.05
Class C:
Net assets, at value ....................................................................... $1,991,735
Shares outstanding ........................................................................ 256,922
Net asset value and maximum offering price per share
a,b
............................................ $7.75
Class R6:
Net assets, at value ....................................................................... $8,514,288
Shares outstanding ........................................................................ 1,099,447
Net asset value and maximum offering price per share
b
............................................. $7.74
Class Y:
Net assets, at value ....................................................................... $58,313,720
Shares outstanding ........................................................................ 7,522,386
Net asset value and maximum offering price per share
b
............................................. $7.75
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Tax Exempt Income Fund
Financial Statements
Statement of Operations
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Tax
Exempt Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $435,716
Interest:
Unaffiliated issuers ........................................................................ 24,411,823
Total investment income ................................................................... 24,847,539
Expenses:
Management fees (Note 3 a ) ................................................................... 2,326,466
Administrative fees (Note 3 b ) .................................................................. 11,711
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,219,144
    Class C ................................................................................ 33,705
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 362,777
    Class C ................................................................................ 2,484
    Class R6 ............................................................................... 4,147
    Class Y ................................................................................ 47,355
Custodian fees (Note 4 ) ...................................................................... 11,199
Reports to shareholders fees .................................................................. 41,185
Registration and filing fees .................................................................... 91,783
Professional fees ........................................................................... 107,730
Trustees' fees and expenses (Note 3f) ........................................................... 21,128
Interest expense (Note 1c) ................................................................... 774,115
Other .................................................................................... 14,145
Total expenses ......................................................................... 5,069,074
Expense reductions (Note 4 ) ............................................................... (10,095)
Net expenses ......................................................................... 5,058,979
Net investment income ................................................................ 19,788,560
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,252,327)
Futures contracts ......................................................................... 1,009,586
Net realized gain (loss) .................................................................. (242,741)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (19,854,068)
Futures contracts ......................................................................... (282,758)
Net change in unrealized appreciation (depreciation) ............................................ (20,136,826)
Net realized and unrealized gain (loss) ............................................................ (20,379,567)
Net increase (decrease) in net assets resulting from operations .......................................... $(591,007)

Putnam Tax Exempt Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Tax Exempt Income Fund
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,788,560 $20,664,068
Net realized gain (loss) ................................................. (242,741) (8,127,542)
Net change in unrealized appreciation (depreciation) ........................... (20,136,826) 63,337,375
Net increase (decrease) in net assets resulting from operations ................ (591,007) 75,873,901
Distributions to shareholders:
Class A ............................................................. (16,533,323) (17,166,753)
Class B ............................................................. — (3,277)
Class C ............................................................. (88,310) (145,215)
Class R6 ............................................................ (303,643) (275,092)
Class Y ............................................................. (2,309,762) (2,473,758)
Total distributions to shareholders .......................................... (19,235,038) (20,064,095)
Capital share transactions: (Note 2 )
Class A ............................................................. (62,157,328) (44,740,729)
Class B ............................................................. — (172,183)
Class C ............................................................. (2,486,792) (2,739,664)
Class R6 ............................................................ 129,289 1,051,083
Class Y ............................................................. (12,825,774) 4,596,222
Total capital share transactions ............................................ (77,340,605) (42,005,271)
Net increase (decrease) in net assets ................................... (97,166,650) 13,804,535
Net assets:
Beginning of year ....................................................... 614,607,220 600,802,685
End of year ........................................................... $517,440,570 $614,607,220

Putnam Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Tax Exempt Income Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Class Y. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
Effective October 24, 2025, Putnam Tax Exempt Income
Fund was renamed Franklin Municipal Income ETF.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for

Putnam Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8 regarding other derivative information.
c. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing the
TOB trust to collapse. The Fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing
by including the fixed-rate bond in the Fund’s portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of the reporting
period, the Fund’s investments with a value of $41,306,839
were held by the TOB trust and served as collateral for
$28,794,118 in floating-rate bonds outstanding. For the
reporting period ended September 30, 2025, the Fund
incurred interest expense of $649,210 for these investments
based on an average interest rate of 2.73%.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
b. Derivative Financial Instruments
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,438,395 $26,640,529 4,411,003 $34,251,048
Shares issued in reinvestment of distributions .......... 1,963,995 15,112,407 2,003,135 15,533,197
Shares redeemed ............................... (13,518,398) (103,910,264) (12,251,325) (94,524,974)
Net increase (decrease) .......................... (8,116,008) $(62,157,328) (5,837,187) $(44,740,729)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 409 $3,163
Shares redeemed ............................... — — (22,288) (175,346)
Net increase (decrease) .......................... — $— (21,879) $(172,183)
Class C Shares:
Shares sold ................................... 9,452 $73,607 50,818 $390,215
Shares issued in reinvestment of distributions .......... 11,058 85,456 17,965 139,370
Shares redeemed
a
.............................. (341,600) (2,645,855) (421,837) (3,269,249)
Net increase (decrease) .......................... (321,090) $(2,486,792) (353,054) $(2,739,664)
Class R6 Shares:
Shares sold ................................... 533,979 $4,094,763 437,359 $3,356,606
Shares issued in reinvestment of distributions .......... 39,401 303,617 35,258 274,349
Shares redeemed ............................... (555,527) (4,269,091) (339,801) (2,579,872)
Net increase (decrease) .......................... 17,853 $129,289 132,816 $1,051,083
Class Y Shares:
Shares sold ................................... 2,541,934 $19,649,546 3,656,358 $27,863,985
Shares issued in reinvestment of distributions .......... 270,066 2,083,519 284,627 2,215,253
Shares redeemed ............................... (4,483,749) (34,558,839) (3,303,219) (25,483,016)
Net increase (decrease) .......................... (1,671,749) $(12,825,774) 637,766 $4,596,222
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.413% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $5,403
CDSC retained .............................................................................. $6,020
3 . Transactions with Affiliates (continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

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h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended September 30, 2025, these purchase and sale transactions aggregated $– and $2,120,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
During the year ended September 30, 2025, the Fund utilized $624,998 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.364% ...... $9,638,253 $127,605,289 $(130,772,037) $— $— $6,471,505 6,471,505 $435,716
Total Affiliated Securities ... $9,638,253 $127,605,289 $(130,772,037) $— $— $6,471,505 $435,716
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 14,737,072
Long term ................................................................................ 15,541,121
Total capital loss carryforwards ............................................................... $30,278,193
3 . Transactions with Affiliates (continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended September 30, 2025 and 2024 , was as follows:
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$62,231,212 and $126,717,583, respectively.
7. Credit Risk
At September 30, 2025, the Fund had 7.3% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management.
These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $757,314 $573,199
Tax exempt income ........................................................ 18,477,724 19,490,896
$19,235,038 $20,064,095
Cost of investments .......................................................................... $555,075,986
Unrealized appreciation ........................................................................ $12,195,161
Unrealized depreciation ........................................................................ (25,009,895)
Net unrealized appreciation (depreciation) .......................................................... $(12,814,734)
Distributable earnings:
Undistributed tax exempt income ................................................................. $318,500
5. Income Taxes
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
8. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended September 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2025, the average month end notional amount of futures contracts $7,086,736.
See Note 1(b) regarding derivative financial instruments.
9. Upcoming Reorganization
On May 16, 2025, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange-traded fund (ETF). Upon completion of the reorganization on October 24, 2025, all net assets in the Fund were transferred into the
ETF and ETF shares were distributed to the Fund’s shareholders in complete liquidation of the Fund.
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Tax Exempt Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 221,239
a
Total .................... $— $221,239
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Tax Exempt Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $1,009,586 Futures contracts $(282,758)
Total ....................... $1,009,586 $(282,758)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 535,116,912 $ — $ 535,116,912
Short Term Investments ................... 6,471,505 894,074 — 7,365,579
Total Investments in Securities ........... $6,471,505 $536,010,986 $— $542,482,491
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $221,239 $ — $ — $ 221,239
Total Other Financial Instruments ......... $221,239 $— $— $221,239
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Putnam Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund

Putnam Tax Exempt Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Tax Exempt Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Tax Exempt Income Fund (the “Fund”) as of September 30, 2025, the related statement of operations for the year ended
September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30,
2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, administrative agent for the tender option bond trust, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Tax Exempt Income Fund
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $18,477,724
Section 163(j) Interest Earned §163(j) $757,314

Putnam Tax Exempt Income Fund

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Putnam Tax Exempt Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam Tax Exempt Income Fund

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

Putnam Tax Exempt Income Fund

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least January 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper General & Insured Municipal Debt Funds) for the one-year, three-year and five-year periods ended
December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 286, 269 and 260 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and
One-year period Three-year period Five-year period
2nd 2nd 2nd

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quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38905-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Tax Exempt Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	November 28, 2025